Form N-1A Cover	Sep. 21, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	NYLIM ACTIVE ETF TRUST
Entity Central Index Key	0001426439
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 21, 2026
Prospectus Date	Sep. 22, 2026